Options (Tables)	6 Months Ended
May 31, 2022
Options
Schedule of share-based compensation, stock options, activity
	May 31, 2022			May 31, 2021
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	1,489,500	2.40	1.80	1,697,638	2.92	1.99
Expired	(85,000)	32.70	25.08	-	-	-
Cancelled	-	-	-	(142,737)	1.07	0.58
Balance at end of period	1,404,500	0.55	0.38	1,554,901	3.09	2.12

Options exercisable end of period	1,404,500	0.55	0.38	1,554,901	3.09	2.12

Schedule of employee service share-based compensation, allocation of recognized period costs
	Three months ended		Six months ended
Stock-based compensation related to:	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021

Research and development	-	1,127	-	9,719
Selling, general and administrative	-	308	-	2,266
	-	1,435	-	11,985